Regulatory Matters	12 Months Ended
Sep. 30, 2014
Banking and Thrift [Abstract]
Regulatory Matters

19. Regulatory Matters

The Company and the Bank are subject to certain restrictions on the amount of dividends that may be declared without prior regulatory approval and are subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional discretionary, actions by regulators that, if undertaken, could have a direct material effect on the Company’s consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company must meet specific capital guidelines that involve quantitative measures of assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices. Capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Company and the Bank to maintain minimum amounts and ratios (set forth in the table following) of total and Tier 1 capital to risk-weighted assets, and of Tier 1 capital to average assets (all defined in the regulations). The Company met all capital adequacy and net worth requirements to which they are subject as of September 30, 2014 and 2013.

The most recent notifications from the regulatory agencies categorize the Bank as well capitalized under the regulatory framework for prompt corrective action. To be categorized as well-capitalized, the Bank must maintain minimum total risk-based, Tier 1 risk-based, and Tier 1 leverage ratios as set forth in the following table. There are no conditions or events since those notifications that management believes have changed the categories.

As an approved mortgage seller, the Bank is required to maintain a minimum level of capital specified by the United States Department of Housing and Urban Development. At September 30, 2014 and 2013, the Bank met these requirements.

Capital amounts and ratios are presented in the following table (in thousands):

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of September 30, 2014
Total risk based capital (to risk-weighted assets):
Consolidated	$851,867	12.87%	$529,521	8.00%	N/A	N/A
Bank	861,392	13.02%	529,273	8.00%	$661,591	10.00%

Tier 1 risk based capital (to risk-weighted assets):
Consolidated	782,872	11.83%	264,707	4.00%	N/A	N/A
Bank	813,874	12.30%	264,674	4.00%	397,012	6.00%

Tier 1 leverage capital (to average assets):
Consolidated	782,872	9.10%	344,120	4.00%	N/A	N/A
Bank	813,874	9.46%	344,133	4.00%	430,166	5.00%

As of September 30, 2013
Total risk based capital (to risk-weighted assets):
Consolidated	$846,689	13.80%	$490,865	8.00%	N/A	N/A
Bank	848,534	13.83%	490,793	8.00%	$613,492	10.00%

Tier 1 risk based capital (to risk-weighted assets):
Consolidated	762,189	12.42%	245,433	4.00%	N/A	N/A
Bank	792,670	12.92%	245,397	4.00%	368,095	6.00%

Tier 1 leverage capital (to average assets):
Consolidated	762,189	9.20%	331,374	4.00%	N/A	N/A
Bank	792,670	9.45%	335,348	4.00%	419,185	5.00%